RESTATEMENT OF 2010 AUDITED FINANCIALS (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Additional paid in capital							$ 261,174
Accumulated deficit	(64,498,612)		(64,498,612)		(52,113,313)	(16,993,078)	(4,079,713)
Sales, general, and administration	5,476,553	3,573,485	10,003,135	6,400,535	14,069,701	6,406,197	3,464,810
Total operating expense	7,234,273	4,421,362	13,334,013	7,674,951	18,618,323	6,568,283	3,552,995
Operating loss	(5,616,994)	(3,974,582)	(10,559,885)	(6,842,603)	(16,148,423)	(5,427,218)	(2,867,464)
Net loss	(6,009,646)	(11,850,038)	(12,385,299)	(25,139,641)	(35,120,235)	(12,913,365)	(2,867,464)
As Reported
Additional paid in capital							537,561
Accumulated deficit							(4,356,100)
Sales, general, and administration							3,650,959
Total operating expense							3,739,144
Operating loss							(3,053,613)
Net loss							$ (3,053,613)